Cover Page	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	GE Vernova Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41966
Entity Tax Identification Number	92-2646542
Entity Address, Address Line One	58 Charles Street,
Entity Address, City or Town	Cambridge,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	617
Local Phone Number	674-7555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GEV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001996810
Amendment Flag	false